Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 949	$ 773
Cost of revenues		(3,319)	(2,043)
Gross profit (loss)		(2,370)	(1,270)
Research and development expenses, net		(839)	(1,237)
Marketing, general, and administrative expenses		(1,404)	(1,256)
Total operating expenses		(2,243)	(2,493)
Total operating profit (loss)		(4,613)	(3,763)
Gain from bargain purchase		6,401
Total Financial Income (Expenses) net,		(214)	(371)
Net profit (loss)		$ 1,574	$ (4,134)
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	[1]
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	[1]
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)		30,189,667,540	6,364,731,650
Weighted average number of shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)		30,189,667,540	6,364,731,650

[1]	Less than $0.01